Select Quarterly Financial Data	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Select Quarterly Financial Data
Select Quarterly Financial Data (Unaudited)

	2015				2014
(In millions, except per unit data)	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.(1)	1st Qtr.	2nd Qtr.	3rd Qtr.	4th Qtr.
Revenues	$183	$193	$195	$310	$184	$186	$187	$190
Income from operations	74	82	68	74	71	60	61	53
Net income	68	76	63	42	70	59	59	51
Net income attributable to MPLX LP	46	51	41	18	34	28	30	29
Net income attributable to MPLX LP per limited partner unit:
Common - basic	$0.46	$0.50	$0.41	$(0.14)	$0.41	$0.37	$0.37	$0.38
Common - diluted	0.46	0.50	0.41	(0.14)	0.41	0.37	0.37	0.38
Subordinated - basic and diluted	0.46	0.50	—	—	0.41	0.37	0.37	0.33
Distributions declared per limited partner common unit	$0.4100	$0.4400	$0.4700	$0.5000	$0.3275	$0.3425	$0.3575	$0.3825

Distributions declared:
Limited partner units - Public	$10	$10	$11	$120	$7	$6	$7	$9
Limited partner units - MPC	23	25	27	29	18	19	19	21
General partner units - MPC	1	1	1	3	—	—	1	1
Incentive distribution rights - MPC	3	6	8	37	—	1	1	2
Total distributions declared	$37	$42	$47	$189	$25	$26	$28	$33

(1)	These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.